Segregated Funds	12 Months Ended
Dec. 31, 2023
Separate Accounts Disclosure 1 [Abstract]
Segregated Funds

21. Segregated Funds
We have segregated fund products, including variable annuities, unit-linked products and variable universal life insurance policies, in Canada, the U.S., the UK, and Asia. Effective the second quarter of 2023, we completed the sale of our UK Business unit. See Note 3. Under these contracts, the benefit amount is contractually linked to the fair value of the investments in the particular segregated fund. Policyholders can select from a variety of categories of segregated fund investments. Although the underlying assets are registered in our name and the segregated fund contract holder has no direct access to the specific assets, the contractual arrangements are such that the segregated fund policyholder bears the risk and rewards of the funds’ investment performance. Therefore, net realized gains and losses and other net investment income earned on the segregated funds are attributable to policyholders and not to us. However, certain contracts include guarantees from us. We are exposed to equity market risk and interest rate risk and sometimes insurance risk as a result of these guarantees. Further details on these guarantees and our risk management activities related to these guarantees are included in Notes 6 and 7.

Segregated fund contracts are classified as insurance contracts or investment contracts depending on whether there is significant insurance risk in the guarantees we provide. Segregated funds that are classified as insurance contracts are insurance contracts with direct participation features, and therefore measured using the VFA.

We derive fee income from segregated funds. Market value movements in the investments held for segregated fund holders impact the management fees earned on these funds. Fees from segregated fund contracts that are classified as investment contracts are reported as Fee Income on the Consolidated Statements of Operations. Fees from segregated fund contracts that are classified as insurance contracts are reflected in the measurement of CSM of those contracts, which is reported as revenue as insurance contract services are provided.

The segregated fund types offered, by percentage of total investments for account of segregated fund holders, were within the following ranges as at December 31, 2023 and 2022:

Type of fund	%
Money market	1 to 5
Fixed income	5 to 10
Balanced	40 to 45
Equity	45 to 50

Money market funds include investments that have a term to maturity of less than one year. Fixed income funds are funds that invest primarily in investment grade fixed income securities and where less than 25% can be invested in diversified equities or high-yield bonds. Balanced funds are a combination of fixed income securities with a larger equity component. The fixed income component is greater than 25% of the portfolio. Equity consists primarily of broad-based diversified funds that invest in a well-diversified mix of Canadian, U.S. or global equities. Other funds in this category include low volatility funds, intermediate volatility funds, and high volatility funds.
21.A Segregated Funds Classified as Investment Contracts
21.A.i Investments for Account of Segregated Fund Holders — Investment Contracts
The carrying value of investments for account of segregated fund holders for contracts classified as investment contracts are as follows:

As at	December 31, 2023	December 31, 2022	January 1, 2022
Segregated and mutual fund units	$107,239	$97,347	$107,277
Equity securities	1,280	3,801	4,317
Debt securities	862	1,441	1,753
Cash, cash equivalents and short-term securities	4	181	264
Investment properties	—	271	226
Mortgages	—	—	1
Other assets	30	75	98
Total assets	109,415	103,116	113,936
Less: Liabilities arising from investing activities	4	963	19
Total investments for account of segregated fund holders	$109,411	$102,153	$113,917
21.A.ii Changes in Account of Segregated Fund Holders — Investment Contracts

For the years ended and as at December 31,	2023	2022
		(restated, see Note 2)
Balance, beginning of year	$102,153	$113,917
Additions to segregated funds:
Deposits	11,510	11,542
Net realized and unrealized gains (losses)	3,995	(15,359)
Other investment income	7,854	4,029
Total additions	23,359	212
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	10,793	11,049
Management fees	687	697
Taxes and other expenses	49	43
Foreign exchange rate movements	(76)	187
Total deductions	11,453	11,976
Net additions (deductions)	11,906	(11,764)
Dispositions (Note 3)	(4,648)	—
Balance, end of year	$109,411	$102,153
21.B Segregated Funds Classified as Insurance Contracts
21.B.i Investments for Account of Segregated Fund Holders — Insurance Contracts
The carrying value of investments for account of segregated fund holders for contracts classified as insurance contracts, which are the underlying items for the insurance contracts, are as follows:

As at	December 31, 2023	December 31, 2022	January 1, 2022
Segregated and mutual fund units	$14,240	$15,723	$18,667
Equity securities	2,908	4,450	5,646
Debt securities	1,427	1,417	1,657
Cash, cash equivalents and short-term securities	483	624	514
Investment properties	—	167	220
Mortgages	16	17	18
Other assets	45	55	43
Total assets	19,119	22,453	26,765
Less: Liabilities arising from investing activities	78	(686)	686
Total investments for account of segregated fund holders	$19,041	$23,139	$26,079
21.B.ii Changes in Account of Segregated Fund Holders — Insurance Contracts
Changes by Measurement Component
The following reconciliations illustrate the insurance contract liabilities for account of segregated fund holders by measurement component. For insurance contract liabilities for account of segregated fund holders, the entire amount is included in the present value of estimates of future cash flows. Reconciliations for the net liabilities of segregated fund insurance contracts that are not backed by investments for account of segregated fund holders are included as part of the insurance contract liabilities in Note 10.B.i.

For the years ended and as at December 31,	2023	2022
Balance, beginning of year	$23,139	$26,079
Insurance finance (income) expenses	1,793	(2,353)
Foreign currency translation	(201)	(163)
Cash flows:
Premiums received	1,969	2,725
Amounts paid to policyholders and other insurance service expenses paid	(2,583)	(2,310)
Management fees, taxes and other expenses	(822)	(839)
Total cash flows	(1,436)	(424)
Dispositions (Note 3)	(4,254)	—
Balance, end of year	$19,041	$23,139
Changes by Remaining Coverage and Incurred Claims
The following tables show the changes in the liabilities for insurance contracts for account of segregated fund holders by LRC and LIC. Reconciliations for the remainder of liabilities for segregated funds that are classified as insurance contracts are in Note 10.B.i.

For the years ended and as at December 31,	2023	2022
Net liabilities for remaining coverage:
Balances, beginning of year	$23,139	$26,079
Insurance finance (income) expenses	1,793	(2,353)
Foreign currency translation	(201)	(163)
Total changes	1,592	(2,516)
Cash flows:
Premiums received	1,969	2,725
Management fees, taxes and other expenses	(822)	(839)
Total cash flows	1,147	1,886
Expected investment component excluded from insurance revenue	(2,583)	(2,310)
Dispositions (Note 3)	(4,254)	—
Balances, liability for remaining coverage, end of year	$19,041	$23,139
Liability for incurred claims:
Balances, beginning of year	$—	$—
Cash flows:
Amounts paid to policyholders and other insurance service expenses paid	(2,583)	(2,310)
Total cash flows	(2,583)	(2,310)
Actual investment component excluded from insurance service expense	2,583	2,310
Balances, liability for incurred claims, end of year	$—	$—
Total net insurance contract liability:
Balances, beginning of year	$23,139	$26,079
Insurance finance (income) expenses	1,793	(2,353)
Foreign currency translation	(201)	(163)
Total changes	1,592	(2,516)
Cash flows:
Premiums received	1,969	2,725
Amounts paid to policyholders and other insurance service expenses paid	(2,583)	(2,310)
Management fees, taxes and other expenses	(822)	(839)
Total cash flows	(1,436)	(424)
Dispositions (Note 3)	(4,254)	—
Balances, total net insurance contract liability, end of year	$19,041	$23,139